Note 3 - Balance Sheet Components - Schedule of Accrued Expenses (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Payroll-related liabilities	$ 152,407	$ 114,337	$ 550,810
Other accrued expenses	1,267,656	602,594	449,402
Total accrued expenses	$ 1,420,063	$ 716,931	$ 3,000,212